PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment net

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Buildings	626,908,935	637,783,560	92,469,924
Leasehold improvements	630,691,571	598,805,361	86,818,616
Furniture, fixtures and equipment	93,440,638	100,499,326	14,571,033
Motor vehicles	3,204,381	2,493,487	361,522
Total	1,354,245,525	1,339,581,734	194,221,095
Less:
Accumulated depreciation	(436,314,189)	(506,440,843)	(73,427,020)
Impairment	—	(19,910,455)	(2,886,745)
	917,931,336	813,230,436	117,907,330
Construction in progress	127,424,929	21,541,245	3,123,187
Property and equipment, net	1,045,356,265	834,771,681	121,030,517